Summary of Accounting Policies - Additional Information (Detail)		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 07, 2017	Oct. 31, 2015 USD ($) Branch	Mar. 31, 2014 USD ($) Branch	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2015 Branch
Significant Of Accounting Policies [Line Items]
Common stock, stock split conversion ratio	75
Stock split ratio				75 for-one
Loss from branch disposed of		$ (1,500,000)
Trading Securities					$ 0	$ 0
Reserve for unfunded commitments, Amount					1,600,000	800,000
FDIC claim in excess of first threshold								$ 347,000,000
Percentage of loss covered reimbursed by FDIC								80.00%
FDIC claim second threshold								$ 504,000,000
FDIC indemnification asset					0	0
Loan in process of foreclosure					600,000	800,000
Foreclosed residential real estate properties held				$ 20,718,000	18,875,000	35,984,000
Expense under long term incentive plan					4,400,000	1,600,000	$ 900,000
Executives And Senior Officers
Significant Of Accounting Policies [Line Items]
Employee Contribution					$ 0	0	$ 0
Percentage of base deferred compensation					25.00%
Percentage of incentive compensation					100.00%
Oreo [Member]
Significant Of Accounting Policies [Line Items]
Foreclosed residential real estate properties held					$ 5,300,000	$ 13,800,000
401 K Plan [Member]
Significant Of Accounting Policies [Line Items]
Retained earning contribution					100.00%
Florida [Member]
Significant Of Accounting Policies [Line Items]
Number of branches disposed | Branch									6
Georgia [Member]
Significant Of Accounting Policies [Line Items]
Number of branches disposed | Branch		2
Tennessee [Member]
Significant Of Accounting Policies [Line Items]
Loss from branch disposed of			$ (800,000)
Number of branches disposed | Branch			2
Employer match 100% up to 3% Of Employee Compensation | 401 K Plan [Member]
Significant Of Accounting Policies [Line Items]
Defined contribution plan percentage					100.00%
Employer match 100% up to 3% Of Employee Compensation | 401 K Plan [Member] | Maximum
Significant Of Accounting Policies [Line Items]
Employee contribution percentage					3.00%
Employer match 50% Between 3% to 5% Of Employee Compensation | 401 K Plan [Member]
Significant Of Accounting Policies [Line Items]
Defined contribution plan percentage					50.00%
Employee contribution percentage					2.00%